Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Nov. 30, 2025	Dec. 31, 2024	Nov. 30, 2024
Cash flows from operating activities
Net income (loss) from continuing operations	$ 854,000		$ (21,184,000)
Net income (loss) from discontinued operations	4,319,000		(19,461,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on G280 option from flyExclusive amendment	6,116,000
Depreciation and amortization expense	297,000		341,000
Non-monetary exchange	238,000
Stock compensation expense	605,000		211,000
Loss (gain) from sale of property and equipment	6,000		(2,000)
Loss on extinguishment of debt			2,804,000
Loss on impairment of intangible assets			130,000
Loss from sale of consolidated entity	35,000
Gain on settlement of liabilities	(10,049,000)
Amortization right-of-use asset	39,000		34,000
Amortization of note discount	283,000		301,000
Change in fair value forward purchase agreement			2,983,000
Change in fair value of convertible notes	1,488,000
Loss on investment in M2i	869,000
Loss on investment in flyExclusive	41,000
Gain on aviation asset option	(324,000)
Changes in operating assets and liabilities
Accounts receivable	(199,000)
Contract assets, net	(636,000)
Prepaid expenses and other current assets	459,000		751,000
Deposits	8,237,000		4,325,000
Accounts payable and accrued expenses	(110,000)		2,845,000
Operating lease liability			(34,000)
Customers’ deposits and deferred revenue	38,000		9,137,000
Net cash provided by operating activities from continuing operations	8,287,000		2,642,000
Net cash used in operating activities from discontinued operations	(4,795,000)		(19,561,000)
Net cash used in operating activities	3,492,000		(16,919,000)
Investing activities:
Payoff of liability issued for flyExclusive investment	(7,796,000)
Cash payment for property and equipment	(211,000)		(145,000)
Proceeds from the sale of property and equipment	30,000		33,000
Interests on Note receivable	(99,000)
Cash used in investing activities - discontinued operations			(3,000)
Net cash used in investing activities	(8,076,000)		(115,000)
Cash flows from financing activities
Principal payment on lease obligations	(39,000)
Repayments of lines of credit			(1,000,000)
Proceeds from issuance of term loan			4,000,000
Proceeds from issuance of convertible notes, net	6,048,000		4,050,000
Proceeds from issuance of shares under at-the-market sales plan	463,000
Costs of share issuance	(66,000)
Repayment on loans	(1,124,000)		(2,928,000)
Proceeds from exercise of stock options			94,000
Cash provided by financing activities - discontinued operations			95,000
Net cash provided by financing activities	5,282,000		4,311,000
Net increase (decrease) in cash	698,000		(12,723,000)
Cash and restricted cash, beginning of period	4,000,000		16,723,000
Cash and restricted cash, end of period	4,698,000		4,000,000
Supplemental disclosure of cash flow information:
Cash paid for interest	989,000		5,640,000
Cash paid for income taxes	497,000
Non-Cash Investing and Financing Activities:
Note receivable from sale of GC Aviation, Inc.	1,800,000
Non-cash interest	3,981,000
Credit facility for the aircraft deposits	(28,500,000)
In-kind dividend payable	1,637,000
Issuance of shares for convertible notes	7,356,000
Investment in M2i - share exchange	(2,065,000)
Investment in flyExclusive	(1,780,000)
Liability issued for flyExclusive investment	7,796,000
Financing for aircraft purchase	55,861,000
Settlement on liability for aircraft purchase	(55,950,000)
Financed deposits on aircraft	28,500,000
Issuance of shares in exchange for debt reduction	523,000
Release of receivable via investment in flyExclusive	100,000
Initial recognition of right-of-use asset			201,000
Net loss	$ 5,173,000		$ (40,645,000)
M2i Global Inc [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of note discount				$ 20,000
Changes in operating assets and liabilities
Prepaid expenses and other current assets		(71,577)		(3,139)
Accounts payable and accrued expenses		284,879		423,678
Net cash used in operating activities		(4,237,086)		(2,098,661)
Cash flows from financing activities
Net cash provided by financing activities		4,568,072		2,130,745
Net increase (decrease) in cash		330,986		32,084
Supplemental disclosure of cash flow information:
Cash paid for interest
Non-Cash Investing and Financing Activities:
Net loss		(6,492,569)		(3,887,261)
Shares issued for services		1,207,490
(Gain) loss from derivative liability		381,439
Accounts payable and accrued expenses-Related Party		453,252		1,348,061
Accrued payroll - related party
Proceeds for issuance of common stock		764,582		2,026,880
Proceeds from common stock issuable		5,000		369,855
Proceeds from unissued stock liability		4,137,500
Promissory note				302,960
Payment of promissory Note		(302,960)
Payment for cancelled shares				(5,000)
Proceeds from related party loan				127,550
Payments on related party loan		(36,050)		(691,500)
Cash, beginning of period		80,281		48,197
Cash, end of period		411,267		80,281
Cash paid for income taxes
Supplemental schedule for non-cash investing and financing activities
Original issue discount on convertible note				$ 20,000